Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Operating lease costs	$ 2,061	$ 1,103	$ 5,235	$ 3,542
Variable costs	573	268	657	720
Short term lease costs	227	119	451	231
Total lease costs	$ 2,861	$ 1,490	6,343	4,493
Operating cash outflows from operating leases (in thousands)			$ 7,817	$ 3,740
Weighted-average remaining lease term - operating leases (in years)	15 years 10 months 24 days	5 years 1 month 6 days	15 years 10 months 24 days	5 years 1 month 6 days
Weighted-average discount rate — operating leases (percent)	7.44%	7.18%	7.44%	7.18%